LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) $ in Millions	Jun. 30, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2019 (excluding the six months ended June 2019)	$ 71
2020	114
2021	78
2022	55
2023	43
2024 and thereafter	135
Total future minimum lease payments	496
Less: Interest	(64)
Operating lease liabilities	$ 432